INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2023
INCOME/(LOSS) PER SHARE
Schedule of computation of basic and diluted loss per share

	Year ended
	September 30,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to Origin Agritech Limited	(91,529)	(6,265)	55,332

Denominator:
Average common stock outstanding - basic and Diluted	5,617,424	5,773,094	6,546,153

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:	(16.29)	(1.09)	8.45